STOCKHOLDERS EQUITY AND EARNINGS PER SHARE - Stockholders? Equity (Details) $ / shares in Units, $ in Thousands				1 Months Ended			9 Months Ended		12 Months Ended
	Nov. 28, 2018 $ / shares shares	Oct. 24, 2018 USD ($) $ / shares shares	May 17, 2016 USD ($) $ / shares	Oct. 31, 2018 shares	Mar. 31, 2018 $ / shares shares	May 31, 2016 shares	Sep. 28, 2019 USD ($) shares	Sep. 29, 2018 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($) shares	Dec. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased					400,000
Repurchase Price Per Share | $ / shares					$ 4.95
Cash paid for repurchase of common stock | $							$ 0	$ 1,967		$ 1,967
Reverse stock split ratio				0.397
Option to purchase additional shares from selling stockholders, period		30 days
IPO offering costs incurred | $							$ 0	$ 1,315
Percentage used to calculate the difference in strike price and dividend			70
Cash dividend paid (per share) | $ / shares			$ 5.54
Dividend paid | $			$ 451,300							2,500	$ 2,800	$ 2,600
Total dividends | $			$ 7,900
Dividend accrued | $										$ 300
Common stock, authorized				200,000,000			600,000,000			600,000,000	600,000,000
Preferred stock, authorized							30,000,000			30,000,000	30,000,000
Increase in preferred stock, shares authorized				30,000,000
Total number of shares authorized				630,000,000
Shares, Issued				0
Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split ratio						2,000
Board of Directors | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, authorized						200,000
Board of Directors | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, authorized						400,000,000
Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend payable | $									$ 600
Total dividends | $									$ 7,900
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative common stock sold		16,000,000
Company's common stock sold		2,500,000
Common stock sold by selling stockholders		13,500,000
Public offering, shares issued price (per share) | $ / shares		$ 18.00
Net proceeds after deducting underwriting discounts and commissions | $		$ 42,400
IPO underwriting discounts and commissions | $		2,600
IPO offering costs incurred | $		$ 4,600
Additional allotment option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock sold by selling stockholders	918,830	2,400,000
Public offering, shares issued price (per share) | $ / shares	$ 18.00